UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2010

Date of reporting period: March 31, 2010

Item 1. Report to Stockholders.

Semi-Annual Report

March 31, 2010

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

March 31, 2010

Dear Shareholder of the Rigel US Large Cap Growth Equity Fund (RGLLX):

After a modest pullback in October, which marked the first monthly decline since February, the market, as measured by the Russell 1000 Growth Index, resumed its sharp recovery through the year end.  Once again, the rise was broad based as each sector within the Russell 1000 Growth Index achieved a positive return for the quarter.  In our view, the continuing rally was primarily driven by improving investor confidence for an accelerating economic recovery and also some comforting clarity regarding progressing Health Care reform legislation.  While the market’s upside momentum may certainly continue over the near-term, we do believe that there are a number of developing factors that may present some challenges.

From a macroeconomic perspective, headwinds include the high rate of unemployment, an expanding Federal budget deficit and the looming prospect of higher tax rates.  Moreover, following a significant upward move in a number of previously oversold stocks, valuations have consequently substantially recovered, thereby resulting in less compelling risk/reward balances.  Given these factors, we have further shifted our holdings in favor of stocks of companies that we believe are better positioned to meet or beat expectations, and where valuations are less ambitious.  This has resulted in increased weightings toward the Consumer Staples and Health Care sectors, and within Consumer Discretionary toward ‘trade down’ beneficiaries.  On the other hand, we have reduced our exposure to Information Tech, Finance and Energy.

Based on relative attribution, performance for the quarter benefited primarily from positive stock selection results within Health Care (Medco Health, Express Scripts and Hospira), offset by underperforming selection within Materials, Information Tech and Consumer Staples.  Most detrimental to our returns were a pair of significant disappointments – Kinross Gold’s stock suffered following the disclosure of production problems at a mine critical to its growth, and CVS Caremark’s stock dropped sharply when management significantly cut earnings guidance due to merger integration problems.  Our results were also impacted slightly by an adverse allocation effect from frictional cash balances.

The first calendar quarter of 2010 was strong, but it was the month of March that made the quarter.  Following a modest pull-back which commenced in January, the equity markets stabilized within February, and then rallied sharply in March.  Evidence of domestic economic progress appeared to be the primary catalyst for the rally, as we witnessed an increasingly cyclical leadership – e.g., Consumer Discretionary and Industrials.  Finance also recovered a bit, possibly reflecting some relief associated to the favorable implications for reduced credit risks attributable to the improving economy; although the threat of Finance Reform remains on the horizon.  Putting this calendar quarter in context, the market’s, as represented by the aforementioned Index, continued bounce from the 2009 lows has been quite impressive in both magnitude and duration – now up 74% over almost 13 months, from March 9, 2009 to March 31, 2010, without a meaningful interim correction (i.e., of 10% or greater).

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Fundamentally, the improving investor optimism has been accomplished despite a number of prevailing/threatening factors and circumstances that could undermine further progress.  These include a sustained high rate of unemployment, the prospect of rising interest rates, higher taxes and higher budget deficits both in the U.S. and abroad, and the potential for additional global financial instability (including sovereign credit issues).  Moreover, from a technical viewpoint, many stocks are exhibiting characteristics that would be classified as “extended” or “over-bought”, and the most recent gains lack “confirmation” from a trading volume perspective.  With these issues in mind, we have maintained our portfolio positioning with a lean toward companies that we believe are less vulnerable to disappointment, and where valuations are more reasonable.  Related to this, we have taken advantage of the recent rally to take some profits in several holdings, particularly amongst those that appear most technically extended.

For 2010’s first calendar quarter, despite our comparatively balanced, less cyclically-dependent portfolio positioning, we were ahead of the Russell 1000 Growth Index year-to-date through February 28, 2010 (-0.78% versus Index returns of -1.08%) and on pace through March 15, 2010 (3.15% versus Index returns of 3.13%).  Unfortunately, three of our holdings were impacted late in March in response to underwhelming EPS releases/guidance updates (namely ConAgra, General Mills and Jabil Circuit).  In terms of our portfolio return over the quarter, our most notable detractors included Hewlett Packard and Google, and leading contributors included Express Scripts, and a number of Consumer names (Estee Lauder, Dr. Pepper Snapple, TJX and Royal Caribbean).  Reflecting our more balanced sector positioning, our allocation effect was fairly muted, with a slight favorable contribution by our underweight in Utilities offset by slight adverse impacts from our underweight in Finance and overweight in Telecom; also our frictional cash holding resulted in a modest drag.

The portfolio return for the semi-annual period ending March 31st was 10.05%, compared with the Russell 1000 Growth Index for the same time frame at 12.96%

Outlook

The equity market, as represented by the Russell 1000 Growth Index, has recovered significantly from the lows established in March 2009, propelled by evidence of an economic recovery and corporate earnings results that exceeded expectations. Companies managed through the downturn remarkably well, with the predominant driver being expense controls.  In order for the market to continue its upward trajectory in 2010, we believe the economic landscape needs to continue to exhibit favorable trends – at or ahead of heightened expectations.  Furthermore, the incremental improvements from further cost reductions appear likely to be marginal.  As such, some demonstration of meaningful revenue gains will become increasingly critical.  Important indications of progress on this front will become apparent in the upcoming round of earnings releases, which will offer not only data regarding recent sales trends, but also guidance updates for the first half of 2010.

The magnitude and sustainability of the rally in the equity markets has been quite exceptional, as similar percentage increases have not taken place since the 1930’s.  However, for the equity market rally to continue this heady pace, we believe we would need a continued acceleration in domestic economic growth and/or an almost unprecedented expansion in investor risk tolerances.  The latter could happen

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

without the former, but would likely be short-lived and would also likely be increasingly susceptible to ultimately being reconciled by a correction of a formidable magnitude.  Much more constructive would be the former, without the latter.  But for economic growth to continue to improve, the Consumer will need to contribute beyond merely the recent strong retail sales resulting from pent-up demand relative to very easy comparisons.  This we’re not convinced could happen unless employment growth progressively and meaningfully improves.

Fundamentally, there is no doubt that the economy has improved and companies across industries and sectors have successfully rationalized their businesses to address the changing landscape.  Nevertheless, much of the positive economic gains and corporate profit improvements have now been suitably factored into valuations and have also led to heightened expectations.  And one could also surmise that imbedded within recently heightened forecasts for real Gross Domestic Product (GDP) and corporate profits would be similarly heightened expectations for consumer activity (and employment growth) which will have to be satisfied.  We’ll certainly keep a close eye on these indicators.

Technically, there are already a number of sign-posts that warn of a potential pull-back (e.g. historical context, a graduation of leadership to previous laggards, and bullish sentiment reaching extremes in the absence of volume confirmations).  So, for the foreseeable future, as our investment philosophy dictates, we will remain respectful of the prevailing market environment.  But, nevertheless, we will not be riding this train blissfully, but rather will remain alert and wary of the multiple challenges and potential complications that could at least temporarily derail its near-term progress.

Sincerely,

Rafael A. Villagran
Chief Investment Officer
Rigel Capital, LLC
Portfolio Manager

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of Rigel Capital, LLC, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments on page 8 of this report for holdings information.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

The Rigel U.S. Equity Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at March 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/09 – 3/31/10).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/09	3/31/10	10/1/09-3/31/10*
Actual	$1,000.00	$1,100.50	$5.24
Hypothetical (5% return	$1,000.00	$1,019.95	$5.04
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2010 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 98.86%	Value
	Activities Related to Credit Intermediation - 4.46%
12,935	Visa, Inc. - Class A	$1,177,473

	Aerospace Product and Parts Manufacturing - 1.32%
4,725	United Technologies Corp.	347,807

	Animal Slaughtering and Processing - 2.07%
13,783	ConAgra Foods, Inc.	345,540
4,805	Hormel Foods Corp.	201,858
		547,398
	Beverage Manufacturing - 3.80%
11,730	The Coca-Cola Co.	645,150
10,237	Dr Pepper Snapple Group, Inc.	360,035
		1,005,185
	Clothing Stores - 1.91%
2,149	Ross Stores, Inc.	114,907
9,147	TJX Companies, Inc.	388,931
		503,838
	Communications Equipment Manufacturing - 4.60%
21,610	Cisco Systems, Inc.*	562,508
15,562	QUALCOMM, Inc.	653,449
		1,215,957
	Computer and Peripheral
	Equipment Manufacturing - 5.29%
2,740	Apple, Inc.*	643,708
4,113	Hewlett-Packard Co.	218,606
4,180	International Business Machines Corp.	536,085
		1,398,399
	Computer Systems Design
	and Related Services - 4.09%
15,810	Cognizant Technology
	Solutions Corp. - Class A*	805,994
1,080	Priceline.com, Inc.*	275,400
		1,081,394
	Dairy Product Manufacturing - 2.11%
12,225	H.J. Heinz Co.	557,582

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited), Continued

Shares		Value
	Deep Sea, Coastal, and Great Lakes
	Water Transportation - 1.53%
12,230	Royal Caribbean Cruises Ltd.*#	$403,468

	Drugs and Druggists’ Sundries
	Merchant Wholesalers - 1.37%
12,480	AmerisourceBergen Corp.	360,922

	Electrical and Electronic Goods
	Merchant Wholesalers - 0.80%
1,945	W.W. Grainger, Inc.	210,293

	Electronic Shopping and Mail-Order Houses - 1.40%
2,719	Amazon.com, Inc.*	369,050

	Full-Service Restaurants - 0.74%
2,550	Panera Bread Co. - Class A*	195,050

	Grain and Oilseed Milling - 1.68%
6,255	General Mills, Inc.	442,791

	Health and Personal Care Stores - 4.63%
9,808	Express Scripts, Inc.*	998,062
3,479	Medco Health Solutions, Inc.*	224,604
		1,222,666
	Insurance Carriers - 2.52%
12,258	Aflac, Inc.	665,487

	Limited-Service Restaurants - 1.39%
5,510	McDonalds Corp.	367,627

	Local Messengers and Local Delivery - 0.35%
1,435	United Parcel Service, Inc. - Class B	92,428

	Medical Equipment and
	Supplies Manufacturing - 6.90%
6,690	3M Co.	559,083
6,751	Estee Lauder Companies, Inc. - Class A	437,937
1,149	Intuitive Surgical, Inc.*	400,001
7,540	Rockwell Automation, Inc.	424,955
		1,821,976
	Motion Picture and Video Industries - 0.44%
1,571	Netflix, Inc.*	115,846

	Motor Vehicle Manufacturing - 1.98%
41,660	Ford Motor Co.*	523,666

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited), Continued

Shares		Value
	Motor Vehicle Parts Manufacturing - 2.05%
16,446	Johnson Controls, Inc.	$542,554

	Navigational, Measuring, Electromedical,
	and Control Instruments Manufacturing - 1.59%
7,360	Raytheon Co.	420,403

	Oil and Gas Extraction - 1.69%
5,269	Occidental Petroleum Corp.	445,441

	Other Chemical Product and
	Preparation Manufacturing - 1.01%
6,275	Albemarle Corp.	267,504

	Other General Merchandise Stores - 2.07%
9,860	Wal-Mart Stores, Inc.	548,216

	Other Information Services - 1.25%
582	Google, Inc. - Class A*	330,000

	Pesticide, Fertilizer, and Other
	Agricultural Chemical Manufacturing - 1.49%
5,580	Agrium, Inc.#	394,115

	Pharmaceutical and Medicine Manufacturing - 7.69%
10,850	Abbott Laboratories	571,578
7,880	Gilead Sciences, Inc.*	358,383
15,184	Merck & Co., Inc.	567,122
5,309	Teva Pharmaceutical Industries Ltd. - ADR	334,892
4,630	Valeant Pharmaceuticals International*	198,673
		2,030,648
	Professional and Commercial Equipment
	and Supplies Merchant Wholesalers - 1.06%
5,565	Covidien PLC#	279,808

	Rail Transportation - 1.07%
3,851	Union Pacific Corp.	282,278

	Resin, Synthetic Rubber, and Artificial Synthetic
	Fibers and Filaments Manufacturing - 1.72%
15,354	Dow Chemical Co.	454,018

	Scheduled Air Transportation - 1.11%
22,240	Southwest Airlines Co.	294,013

	Scientific Research and Development Services - 0.39%
1,919	Alexion Pharmaceuticals, Inc.*	104,336

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited), Continued

Shares		Value
	Semiconductor and Other Electronic
	Component Manufacturing - 4.70%
15,376	Intel Corp.	$342,270
12,020	Jabil Circuit, Inc.	194,604
25,665	Tyco Electronics Ltd.#	705,274
		1,242,148
	Soap, Cleaning Compound, and Toilet
	Preparation Manufacturing - 3.31%
3,390	Church & Dwight Co., Inc.	226,961
10,257	Procter & Gamble Co.	648,960
		875,921
	Software Publishers - 6.43%
35,467	Microsoft Corp.	1,038,119
25,735	Oracle Corp.	661,132
		1,699,251
	Wired Telecommunications Carriers - 2.05%
16,030	DIRECTV - Class A*	541,974

	Wireless Telecommunications Carriers - 2.80%
17,387	American Tower Corp. - Class A*	740,860
	Total Common Stocks (Cost $22,713,968)	26,119,791
	Total Investments in Securities
	(Cost $22,713,968) - 98.86%	26,119,791
	Other Assets in Excess of Liabilities - 1.14%	301,451
	Net Assets - 100.00%	$26,421,242

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $22,713,968)	$26,119,791
Receivables:
Securities sold	1,717,942
Dividends and interest	25,323
Prepaid expenses	11,086
Total assets	27,874,142

LIABILITIES
Payables:
Securities purchased	1,407,692
Due to custodian	5,339
Fund shares redeemed	304
Administration fees	3,869
Audit fees	9,075
Transfer agent fees and expenses	5,060
Advisory fees	5,880
Custody fees	5,923
Fund accounting fees	6,959
Shareholder reporting	1,166
Chief Compliance Officer fee	1,158
Accrued other expenses	475
Total liabilities	1,452,900

NET ASSETS	$26,421,242

Net asset value, offering and redemption price per share
[$26,421,242 / 685,171 shares outstanding; unlimited
number of shares (par value $0.01) authorized]	$38.56

COMPONENTS OF NET ASSETS
Paid-in capital	$62,249,850
Undistributed net investment income	35,843
Accumulated net realized loss on investments	(39,270,274)
Net unrealized appreciation of investments	3,405,823
Net assets	$26,421,242

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $1,077)	$217,673
Interest	338
Total income	218,011

Expenses
Advisory fees (Note 4)	131,790
Administration fees (Note 4)	24,262
Fund accounting fees (Note 4)	20,752
Transfer agent fees and expenses (Note 4)	14,948
Audit fees	9,075
Custody fees (Note 4)	9,029
Registration fees	6,763
Legal fees	5,021
Trustee fees	3,539
Reports to shareholders	3,527
Chief Compliance Officer fee (Note 4)	3,491
Miscellaneous expense	3,313
Insurance expense	3,232
Interest expense	8
Total expenses	238,750
Less: advisory fee waiver (Note 4)	(63,022)
Net expenses	175,728
Net investment income	42,283

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain on investments	5,235,761
Net change in unrealized depreciation on investments	(1,943,150)
Net realized and unrealized gain on investments	3,292,611
Net increase in net assets
resulting from operations	$3,334,894

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,283	$137,758
Net realized gain/(loss) on investments	5,235,761	(33,582,843)
Net change in unrealized
appreciation/(depreciation)
on investments	(1,943,150)	8,770,270
Net increase/(decrease) in net assets
resulting from operations	3,334,894	(24,674,815)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(84,825)	(154,527)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(15,813,489)	(39,150,943)
Total decrease in net assets	(12,563,420)	(63,980,285)
NET ASSETS
Beginning of period	38,984,662	102,964,947
End of period	$26,421,242	$38,984,662
Includes undistributed
net investment income of	$35,843	$78,385

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2010		Year Ended
	(Unaudited)		September 30, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,858	$141,303	197,503	$6,577,484
Shares issued in
reinvestment of distributions	2,241	81,167	4,523	140,609
Shares redeemed	(430,925)	(16,035,959)	(1,461,302)	(45,869,036)
Net decrease	(424,826)	$(15,813,489)	(1,259,276)	$(39,150,943)

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	Six Months					May 31, 2006*
	Ended					to
	March 31, 2010		Year Ended September 30,			September 30,
	(Unaudited)		2009	2008	2007	2006
Net asset value,
beginning of period	$35.12		$43.46	$59.22	$49.35	$50.00

Income from investment operations:
Net investment income	0.07		0.10	0.11^	0.20	0.07
Net realized and unrealized
gain/(loss) on investments	3.45		(8.37)	(13.24)	9.86	(0.72)
Total from
investment operations	3.52		(8.27)	(13.13)	10.06	(0.65)

Less distributions:
From net investment income	(0.08)		(0.07)	(0.16)	(0.19)	—
From net realized
gain on investments	—		—	(2.47)	—	—
Total distributions	(0.08)		(0.07)	(2.63)	(0.19)	—

Redemption fees retained	—		—	0.00^#	—	—
Net asset value, end of period	$38.56		$35.12	$43.46	$59.22	$49.35

Total return	10.05	%++	-19.00%	-23.23%	20.44%	-1.30	%++

Ratios/supplemental data:
Net assets, end of
period (thousands)	$26,421		$38,985	$102,965	$125,570	$129,572

Ratio of expenses
to average net assets:
Before expense waiver	1.36	%+	1.17%	1.00%	1.02%	0.97	%+
After expense waiver	1.00	%+	1.00%	1.00%	1.00%	0.97	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense waiver	(0.12	)%+	0.07%	0.20%	0.36%	0.47	%+
After expense waiver	0.24	%+	0.24%	0.20%	0.38%	0.47	%+

Portfolio turnover rate	187.83	%++	240.73%	316.01%	231.59%	98.05	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited)

NOTE 1 - ORGANIZATION

The Rigel U.S. Equity Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation by investing in large capitalization companies.  The Fund began operations on May 31, 2006.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Derivatives:  The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended March 31, 2010, the Fund did not hold any derivative instruments.

G.
Events Subsequent to the Fiscal Period End:  Under the Subsequent Event Topic of the FASB ASC, the Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

Management has evaluated fund related events and transactions that occurred subsequent to March 31, 2010.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.  See Note 8 for additional information.

NOTE 3 - SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation
and Food Services	$562,677	$—	$—	$562,677
Finance and Insurance	1,842,960	—	—	1,842,960
Information	3,427,931	—	—	3,427,931
Manufacturing	14,088,072	—	—	14,088,072
Mining	445,441	—	—	445,441
Professional, Scientific,
and Technical Services	1,185,730	—	—	1,185,730
Retail Trade	2,643,770	—	—	2,643,770
Transportation
and Warehousing	1,072,187	—	—	1,072,187
Wholesale Trade	851,023	—	—	851,023
Total Equity	26,119,791	—	—	26,119,791
Total Investments
in Securities	$26,119,791	$—	$—	$26,119,791

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2010, Rigel Capital, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.  For the six months ended March 31, 2010, the Fund incurred $131,790 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended March 31, 2010, the Advisor reduced its fees in the amount of $63,022; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $185,019 at March 31, 2010.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2010	$24,800
2011	1,677
2012	95,520
2013	63,022
$185,019

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the six months ended March 31, 2010, the Fund incurred $24,262 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended March 31, 2010, the Fund incurred $20,752, $5,165 and $9,029 in fund accounting, transfer agent (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended March 31, 2010, the Fund was allocated $3,491 of the Chief Compliance Officer fee.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $62,552,344 and $76,928,420, respectively.

NOTE 6 - LINE OF CREDIT

The Fund has a line of credit in the amount of $16,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended March 31, 2010, the Fund drew upon its line of credit.  The Fund had an outstanding average daily balance and a weighted average interest rate of $114,560 and 3.25%, respectively.  The maximum amount outstanding for the Fund during the six months ended March 31, 2010 was $2,758,000.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2010 (Unaudited), Continued

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the six months ended March 31, 2010 and the fiscal year  ended September 30, 2009 were as follows:

	3/31/10	9/30/09
Ordinary income	$84,825	$154,527

As of September 30, 2009, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$32,638,321
Gross tax unrealized appreciation	5,452,073
Gross tax unrealized depreciation	(880,372)
Net tax unrealized appreciation (b)	4,571,701
Undistributed ordinary income	78,385
Undistributed long-term capital gain	—
Total distributable earnings	78,385
Other accumulated gains/(losses)	(43,728,763)
Total accumulated earnings/(losses)	$(39,078,677)

(a)	Cost for federal income tax purposes differs from the cost for financial statement purposes due to the tax deferral of losses on wash sales.
(b)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2009, the Fund had capital loss carryforwards of $19,008,000, which expire in 2017.  At September 30, 2009, the Fund deferred, on a tax basis, post-October losses of $24,720,763.

NOTE 8 - SUBSEQUENT EVENT

The Advisor and the Board of Trustees (the "Board") of the Trust have determined that given the Fund's current size and limited prospects for future growth, the Fund is not likely to reach sufficient size to become economically viable in the foreseeable future.  Therefore, the Advisor and the Board have concluded that it is in the best interests of shareholders to liquidate the Fund.  As of the close of business on June 11, 2010, the Fund will be liquidating its assets.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTICE TO SHAREHOLDERS at March 31, 2010 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-866-977-4435.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-977-4435 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.  In reviewing the performance of the Fund, the Trustees

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

considered that while the performance of the Fund was disappointing, the Fund was relatively new, with little more than three years of performance history.  The Board determined to continue to closely monitor the Fund’s performance.

The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed, among other things, comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor and all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and averages, the contractual advisory fee was above its peer group median and averages, while the contractual advisory fee was below the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period was below the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale appeared to have been achieved with the Fund and were shared with Fund shareholders through a reduced expense ratio.  They considered that additional economies of scale would be expected to be realized as the assets of the Fund grow.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund would be in the best interest of the Fund and its shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 977-4435

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/1/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   6/1/10

* Print the name and title of each signing officer under his or her signature.